Deposits by Banks (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Deposits by Banks

	30 June 2018 £m	31 December 2017 £m
Items in the course of transmission	326	303
Deposits held as collateral	2,408	1,760
Other deposits(1)	12,929	10,645

	15,663	12,708

(1)	Includes drawdown from the Term Funding Scheme of £10.8bn (2017: £8.5bn).